Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash at bank	$ 6,201	$ 3,611
Other receivables	14	20
Inventory	34	34
Security deposit	28	28
Prepaid expenses and other current assets	58	200
Total current assets	6,335	3,893
Non-current assets
Property and equipment	24	28
Operating lease right-of-use asset, net	311	422
Total assets	6,670	4,343
Current liabilities
Accounts payable and accrued liabilities	1,647	1,772
Operating lease liability due within one year	9	58
Total current liability	1,656	1,830
Long term operating lease liability	307	368
Total liabilities	1,963	2,198
Equity
Share capital - unlimited authorized shares at no par value 83,731 and 77,961 shares outstanding at June 30, 2021 and December 31, 2020, respectively	162,464	151,722
Share capital subscription receivable	(589)	(589)
Additional paid-in capital	29,286	31,037
Accumulated deficit	(186,454)	(180,025)
Total stockholders' equity	4,707	2,145
Total liabilities and stockholders' equity	$ 6,670	$ 4,343